Value Line Premier Growth Fund, Inc.
Value Line Premier Growth Fund, Inc.
Investment objective
The Fund’s sole investment objective is long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Value Line Premier Growth Fund, Inc. Investor Class [1]
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.21%
[1]	This Fund currently only offers one class of shares: Investor Class. Institutional Class shares are not yet available for purchase.

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 year	5 years	10 years
Value Line Premier Growth Fund, Inc. | Investor Class | USD ($)	123	384	665	1,466

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal investment strategies of the Fund
To achieve the Fund’s goal, the Fund’s investment adviser, EULAV Asset Management (the “Adviser”), invests at least 80% of the Fund’s net assets in a diversified portfolio of U.S. equity securities with favorable growth prospects. In selecting securities for purchase or sale, the Adviser generally analyzes the issuer of a security using fundamental factors such as growth potential and earnings estimates and quantitative factors such as historical earnings, earnings momentum and price momentum. The Fund may invest in small, mid or large capitalization companies, including foreign companies. There are no set limitations of investments according to a company’s size, or to a sector weighting.

The Adviser may sell securities for a variety of reasons, including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.

Principal risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Therefore, before you invest in the Fund you should carefully evaluate the risks.

■    Market Risk. The chief risk that you assume when investing in the Fund is market risk, which is the possibility that the securities in a certain market will decline in value because of factors such as economic conditions. Market risk may affect a single issuer, an industry, a sector of the economy, or the market as a whole.

■    Equity Securities Risk. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.

■    Sector Allocation Risk. A sector is a group of selected industries within the economy, such as technology. The Fund may, from time to time, be overweighted or underweighted in certain sectors, which may cause the Fund's performance to be more or less sensitive, respectively, to developments affecting those sectors.

■    Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There can be no guarantee that the Adviser's investment strategies will produce the desired results.

■    Foreign Investments Risk. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities. These risks tend to be more volatile in emerging markets (as compared to the U.S. market or developed foreign markets).

■    Small Capitalization and Newer Companies Risk. Investing in the securities of a small capitalization or newer company poses greater risk than investing in larger, more established companies. Small capitalization and newer companies often have more volatile market prices, less capital, a shorter history of operations, and less experienced management than larger companies.

■    Cyber Security Risk. As the use of technology becomes more prevalent in the course of business, the Fund becomes more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries or companies in which it invests or with which it does business.

■    Liquidity Risk. In October 2016, the Securities and Exchange Commission (the "SEC") adopted Rule 22e-4 under the Investment Company Act of 1940 (the "1940 Act"), which mandates certain liquidity risk management practices for open-end funds, including the Fund, by 2018. The precise impact the rule will have on the Fund and on the open-end fund industry has not yet been determined, but any related changes may negatively affect the Fund's expenses, yield and return potential.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 34.

Fund performance
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years. These returns are compared to the performance of the S&P 500® Index, which is a broad based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. No performance is shown for Institutional Class shares because this class is not yet being offered. Updated performance information is available at: www.vlfunds.com.

Total returns (before taxes) as of 12/31 each year (%)

Best Quarter:	Q2 2009	+18.60
Worst Quarter:	Q4 2008	–24.67

After-tax returns for Investor Class shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). No performance is shown for Institutional Class shares because this class is not yet being offered.

Average Annual Total Returns for Periods Ended December 31, 2016
Average Annual Total Returns - Value Line Premier Growth Fund, Inc.	Label	1 year	5 years	10 years
Investor Class	Return before taxes	7.00%	11.29%	7.37%
Investor Class | Return after taxes on distributions	Return after taxes on distributions	5.38%	9.20%	6.07%
Investor Class | Return after taxes on distributions and sale of Fund shares	Return after taxes on distributions and sale of Fund shares	5.32%	8.45%	5.94%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%